UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2012

Check here if Amendment [  ];        Amendment Number: ___
     This Amendment (Check only one.):         [  ] is a restatement.
                                               [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shapiro Capital Management LLC
Address:  3060 Peachtree Road, NW Suite 1555
          Atlanta GA  30306

Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:     MICHAEL MCCARTHY
Title:    PRINCIPAL
Phone:    404-842-9600

Signature, Place, and Date of Signing:

_________________________________________________________________________
    [Signature]                         [City, State]            [Date]

Report Type       (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]


         Form 13F File Number              Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]

                                         FORM 13F SUMMARY PAGE


Report Summary:  Shapiro Capital Management LLC      3/31/2012

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                59


Form 13F Information Table Value Total          $2,968,633,876
List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No.      Form 13F File Number                      Name

         _________________________           __________________________
         [Repeat as necessary.]

                                    FORM 13F
PAGE 1 OF 2                                                           31-Mar-12
NAME OF REPORTING MANAGER: SHAPIRO CAPITAL MANAGEMENT COMPANY, INC

           ITEM 1:           ITEM 2:     ITEM 3:         ITEM 4:    ITEM 5:       ITEM 6           ITEM 7           ITEM 8
                                                                                 Investment          Man-
                                                       Fair       Shares of      Discretion  (c)   ager's  Voting Authority (shares)
                             Title of     CUSIP       Market      Principal (a)  (b) Shared Shared   See       (a)       (b)     (c)
Name of Issuer                Class       Number      Value         Amount  Sole As defined Other  Instr V     Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------

VCA Antech, Inc.             Common        918194101  $178,109,594   7,673,830     x                          6,785,688     888,142
--------------------------------------------------------

PerkinElmer, Inc.            Common        714046109  $168,269,665   6,083,502     x                          5,385,919     697,583
--------------------------------------------------------

Babcock & Wilcox Company     Common       05615f102   $158,657,930   6,161,473     x                          5,435,775     725,698
--------------------------------------------------------

Hanesbrands, Inc.            Common        410345102  $158,105,731   5,352,259     x                          4,745,659     606,600
--------------------------------------------------------

Lender Processing Services,
  Inc.                       Common       52602E102   $154,276,252   5,933,702     x                          5,212,537     721,165
--------------------------------------------------------

Exelis Inc.                  Common       30162A108   $148,041,012  11,824,362     x                         10,390,251   1,434,111
--------------------------------------------------------

Live Nation Entertainment,
  Inc.                       Common        538034109  $147,350,903  15,675,628     x                         13,853,906   1,821,722
--------------------------------------------------------

Bill Barrett Corporation     Common       06846N104   $139,098,593   5,347,889     x                          4,679,589     668,300
--------------------------------------------------------

Penske Automotive Group,
  Inc.                       Common       70959w103   $118,617,218   4,815,965     x                          4,108,310     707,655
--------------------------------------------------------

Ralcorp Holdings             Common        751028101  $112,517,742   1,518,663     x                          1,306,784     211,879
--------------------------------------------------------

Calgon Carbon Corp           Common        129603106  $104,732,204   6,709,302     x                          5,747,440     961,862
--------------------------------------------------------

Tidewater Inc.               Common        886423102  $102,084,457   1,889,753     x                          1,665,597     224,156
--------------------------------------------------------

KAR Auction Services         Common       48238T109   $ 89,162,797   5,500,481     x                          4,511,002     989,479
--------------------------------------------------------

General Electric Com         Common        369604103  $ 87,922,396   4,380,787     x                          4,283,374      97,413
--------------------------------------------------------

Cabot Microelectronics Com   Common       12709p103   $ 83,558,680   2,149,143     x                          1,846,131     303,012
--------------------------------------------------------

US Cellular Corp             Common        911684108  $ 77,317,302   1,889,013     x                          1,593,828     295,185
--------------------------------------------------------

Tyco International Ltd       Common       h89128104   $ 75,149,795   1,337,661     x                          1,311,882      25,779
--------------------------------------------------------

John Bean Technologies Corp. Common        477839104  $ 66,527,876   4,106,659     x                          3,425,709     680,950
--------------------------------------------------------

General Motors               Common       37045v100   $ 61,916,843   2,413,912     x                          2,330,957      82,955
--------------------------------------------------------

Federated Investors, Inc.    Common        314211103  $ 58,878,600   2,627,336     x                          2,136,636     490,700
--------------------------------------------------------

Johnson & Johnson            Common        478160104  $ 56,382,872     854,804     x                            827,512      27,292
--------------------------------------------------------

Brinker International, Inc.  Common        109641100  $ 52,379,685   1,901,259     x                          1,630,034     271,225
--------------------------------------------------------

Corning Inc.                 Common        219350105  $ 52,168,864   3,705,175     x                          3,569,925     135,250
--------------------------------------------------------

Microsoft Corp               Common        594918104  $ 50,989,781   1,580,833     x                          1,518,683      62,150
--------------------------------------------------------

Checkpoint Systems Inc       Common        162825103  $ 48,532,392   4,302,517     x                          3,482,412     820,105
--------------------------------------------------------

Molson Coors Brewing Co
  Cl B                       Cl B Common  60871R209   $ 45,366,338   1,002,571     x                            960,797      41,774
--------------------------------------------------------

Baxter International         Common        071813109  $ 43,259,020     723,637     x                            690,252      33,385
--------------------------------------------------------

Zebra Technologies Cp
  Class A                    Cl A Common   989207105  $ 42,266,328   1,026,380     x                            873,881     152,499
--------------------------------------------------------

Wal-Mart Stores, Inc.        Common        931142103  $ 41,877,263     684,269     x                            656,869      27,400
--------------------------------------------------------

Generac Holdings Inc         Common        368736104  $ 41,305,719   1,682,514     x                          1,385,126     297,388
--------------------------------------------------------

Western Union Co             Common        959802109  $ 40,022,875   2,274,027     x                          2,250,927      23,100
--------------------------------------------------------

CIRCOR International, Inc.   Common       17273k109   $ 32,183,967     967,357     x                            768,895     198,462
--------------------------------------------------------

Beam, Inc.                   Common        073730103  $ 28,539,990     487,280     x                            478,251       9,029
--------------------------------------------------------

CVS Caremark Corporation     Common        126650100  $ 28,157,203     628,509     x                            618,309      10,200
--------------------------------------------------------

Solutia Inc.                 Common        834376501  $ 21,902,166     783,900     x                            694,500      89,400
--------------------------------------------------------

Time Warner Inc. New         Common        887317303  $ 18,086,551     479,114     x                            461,511      17,603
--------------------------------------------------------

Ishares Russell 2000 Index
  Fund                       ETF           464287655  $ 11,339,173     136,930     x                            136,430         500
--------------------------------------------------------

Ishares Trust Russell 2000
  Value Index Fun            ETF           464287630  $  3,790,792      51,950     x                             51,950           0
--------------------------------------------------------

S&P Midcap 400 ETF           ETF          78467y107   $  3,614,200      20,000     x                             20,000           0
--------------------------------------------------------

Spdr Trust Series 1          ETF          78462F103   $  2,681,726      19,045     x                             19,045           0
--------------------------------------------------------

GENERAL MTRS CO JR PFD CNV
  SRB 4.75%                  Preferred    37045V209   $  1,916,730      45,800     x                             43,300       2,500
--------------------------------------------------------

Post Holdings, Inc.          Common        737446104  $  1,835,848      55,750     x                                  0      55,750
--------------------------------------------------------

Proshares Short 20+ Treasury EFF          74347x849   $  1,495,283      45,000     x                             45,000           0
--------------------------------------------------------

Post Properties 8.50%        Preferred     737464206  $  1,392,105      23,607     x                             22,607       1,000
--------------------------------------------------------

JP Morgan Chase 8.625 Pfd    Preferred    46625H621   $    935,318      34,450     x                             33,450       1,000
--------------------------------------------------------

Empire District Electric
  Company                    Common        291641108  $    861,823      42,350     x                             40,550       1,800
--------------------------------------------------------

Pebblebrook Hotal Trust
  Series A                   Preferred    70509V209   $    598,161      23,095     x                             19,895       3,200
--------------------------------------------------------

Bank America Preferred J     Preferred     060505724  $    575,244      22,800     x                             22,800           0
--------------------------------------------------------

iShares iBoxx $ High Yield
  Corporate Bd               ETF           464288513  $    521,631       5,750     x                              5,750           0
--------------------------------------------------------

Exco Resources, Inc.         Common        269279402  $    430,950      65,000     x                             65,000           0
--------------------------------------------------------

Nextera Energy Inc. Corp
  Unit                       Preferred    65339F309   $    422,520       8,400     x                              6,200       2,200
--------------------------------------------------------

NV Energy, Inc.              Common       67073Y106   $    398,418      24,716     x                             24,716           0
--------------------------------------------------------

Cincinnati Bell 6.75%
  Series B                   Preferred     171871403  $    390,570       9,400     x                              7,400       2,000
--------------------------------------------------------

E I Dupont                   Common        263534109  $    376,044       7,109     x                              7,109           0
--------------------------------------------------------

Constellation Brands
  Inc. - A                   Cl A Common  21036p108   $    349,722      14,825     x                             14,825           0
--------------------------------------------------------

WELLS FARGO & CO NEW DEP
  SHS SER J                  Preferred     949746879  $    305,130      10,500     x                             10,500           0
--------------------------------------------------------

WALT DISNEY COMPANY          Common        254687106  $    248,388       5,674     x                              5,674           0
--------------------------------------------------------

Accuray Inc.                 Common        004397105  $    225,567      31,950     x                             31,950           0
--------------------------------------------------------

Procter & Gamble Co          Common        742718109  $    211,933       3,153     x                              3,153           0
--------------------------------------------------------


--------------------------------------------------------

                   TOTAL         59 SECURITIES   $   2,968,633,876
                                                                   127,182,720                              112,262,162  14,920,558
--------------------------------------------------------